Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 100.09%
Communication services: 3.42%
Entertainment: 3.42%
Liberty Media Corp.-Liberty Live Class C†	246,493	$16,776,314
TKO Group Holdings, Inc. Class A†	134,423	19,102,852
		35,879,166
Consumer discretionary: 12.69%
Broadline retail: 2.26%
Global-E Online Ltd.†	217,144	11,840,862
MercadoLibre, Inc.†	6,945	11,809,556
		23,650,418
Hotels, restaurants & leisure: 6.72%
DraftKings, Inc. Class A†	274,104	10,196,669
Dutch Bros, Inc. Class A†	222,891	11,675,031
Hyatt Hotels Corp. Class A	67,206	10,549,998
Sweetgreen, Inc. Class A†	290,770	9,322,086
Viking Holdings Ltd.†	339,743	14,969,076
Wingstop, Inc.	48,364	13,745,049
		70,457,909
Household durables: 1.29%
Taylor Morrison Home Corp. Class A†	221,699	13,570,196
Specialty retail: 1.65%
Burlington Stores, Inc.†	60,835	17,341,625
Textiles, apparel & luxury goods: 0.77%
On Holding AG Class A†	147,784	8,094,129
Consumer staples: 2.70%
Food products: 1.08%
Freshpet, Inc.†	76,149	11,278,429
Personal care products: 1.62%
e.l.f. Beauty, Inc.†	135,417	17,001,604
Financials: 9.27%
Capital markets: 5.27%
Morningstar, Inc.	64,611	21,758,400
Robinhood Markets, Inc. Class A†	495,329	18,455,959
Tradeweb Markets, Inc. Class A	115,085	15,066,928
		55,281,287
Financial services: 2.43%
Jack Henry & Associates, Inc.	62,343	10,928,728
Toast, Inc. Class A†	400,341	14,592,429
		25,521,157
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Insurance: 1.57%
Kinsale Capital Group, Inc.	35,314	$16,425,601
Health care: 20.47%
Biotechnology: 7.44%
ADMA Biologics, Inc.†	486,901	8,350,352
Ascendis Pharma AS ADR†	58,295	8,025,473
Insmed, Inc.†	129,596	8,947,308
Natera, Inc.†	223,902	35,443,686
Neurocrine Biosciences, Inc.†	67,374	9,196,551
Vaxcyte, Inc.†	99,065	8,109,461
		78,072,831
Health care equipment & supplies: 6.28%
Glaukos Corp.†	75,502	11,320,770
Inspire Medical Systems, Inc.†	77,677	14,399,762
iRhythm Technologies, Inc.†	163,230	14,718,449
Penumbra, Inc.†	73,409	17,433,169
PROCEPT BioRobotics Corp.†	99,376	8,001,756
		65,873,906
Health care providers & services: 4.39%
HealthEquity, Inc.†	201,995	19,381,420
RadNet, Inc.†	246,552	17,219,192
Tenet Healthcare Corp.†	75,105	9,480,504
		46,081,116
Life sciences tools & services: 2.36%
Bio-Techne Corp.	178,639	12,867,367
Repligen Corp.†	82,357	11,854,467
		24,721,834
Industrials: 23.82%
Aerospace & defense: 2.66%
Axon Enterprise, Inc.†	19,977	11,872,731
Curtiss-Wright Corp.	45,191	16,036,930
		27,909,661
Commercial services & supplies: 5.74%
Casella Waste Systems, Inc. Class A†	230,104	24,347,304
RB Global, Inc.	168,790	15,226,546
Tetra Tech, Inc.	517,984	20,636,483
		60,210,333
Construction & engineering: 5.15%
Construction Partners, Inc. Class A†	167,174	14,788,212
EMCOR Group, Inc.	46,787	21,236,619
Sterling Infrastructure, Inc.†	106,780	17,987,091
		54,011,922
See accompanying notes to portfolio of investments
2 | Allspring SMID Cap Growth Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Ground transportation: 1.93%
Saia, Inc.†	44,558	$20,306,417
Machinery: 2.86%
Esab Corp.	120,646	14,470,281
RBC Bearings, Inc.†	51,835	15,505,922
		29,976,203
Professional services: 1.13%
Parsons Corp.†	128,986	11,898,959
Trading companies & distributors: 4.35%
Applied Industrial Technologies, Inc.	89,114	21,340,130
SiteOne Landscape Supply, Inc.†	96,577	12,725,951
Watsco, Inc.	24,360	11,543,960
		45,610,041
Information technology: 23.30%
Electronic equipment, instruments & components: 2.44%
Novanta, Inc.†	105,417	16,104,555
Teledyne Technologies, Inc.†	20,349	9,444,581
		25,549,136
IT services: 3.80%
Globant SA†	91,713	19,665,101
MongoDB, Inc. Class A†	51,806	12,060,955
Wix.com Ltd.†	38,072	8,168,348
		39,894,404
Semiconductors & semiconductor equipment: 3.82%
Entegris, Inc.	87,443	8,662,103
Impinj, Inc.†	51,092	7,421,624
Monolithic Power Systems, Inc.	14,111	8,349,479
Onto Innovation, Inc.†	93,969	15,661,813
		40,095,019
Software: 13.24%
CCC Intelligent Solutions Holdings, Inc.†	1,335,253	15,662,518
Clearwater Analytics Holdings, Inc. Class A†	676,686	18,622,399
Commvault Systems, Inc.†	99,660	15,039,691
CyberArk Software Ltd.†	53,626	17,865,502
Descartes Systems Group, Inc.†	138,782	15,765,635
Dynatrace, Inc.†	411,789	22,380,732
Monday.com Ltd.†	32,594	7,673,931
Procore Technologies, Inc.†	187,884	14,078,148
Tyler Technologies, Inc.†	20,423	11,776,719
		138,865,275
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Materials: 2.65%
Metals & mining: 2.65%
ATI, Inc.†	168,762	$9,288,661
Carpenter Technology Corp.	108,868	18,475,988
		27,764,649
Real estate: 1.77%
Industrial REITs : 0.83%
Rexford Industrial Realty, Inc.	225,685	8,724,982
Real estate management & development: 0.94%
Jones Lang LaSalle, Inc.†	39,006	9,873,979
Total common stocks (Cost $779,078,920)		1,049,942,188

		Yield
Short-term investments: 0.03%
Investment companies: 0.03%
Allspring Government Money Market Fund Select Class♠∞		4.42%	262,091	262,091
Total short-term investments (Cost $262,091)				262,091
Total investments in securities (Cost $779,341,011)	100.12%			1,050,204,279
Other assets and liabilities, net	(0.12)			(1,207,449)
Total net assets	100.00%			$1,048,996,830

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,714,757	$93,381,596	$(96,834,262)	$0	$0	$262,091	262,091	$98,515
See accompanying notes to portfolio of investments
4 | Allspring SMID Cap Growth Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$35,879,166	$0	$0	$35,879,166
Consumer discretionary	133,114,277	0	0	133,114,277
Consumer staples	28,280,033	0	0	28,280,033
Financials	97,228,045	0	0	97,228,045
Health care	214,749,687	0	0	214,749,687
Industrials	249,923,536	0	0	249,923,536
Information technology	244,403,834	0	0	244,403,834
Materials	27,764,649	0	0	27,764,649
Real estate	18,598,961	0	0	18,598,961
Short-term investments
Investment companies	262,091	0	0	262,091
Total assets	$1,050,204,279	$0	$0	$1,050,204,279
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring SMID Cap Growth Fund | 5